NEW YORK TAX-FREE FUND
NEW YORK TAX-FREE FUND
American Century Municipal Trust Prospectus Supplement New York Tax-Free Fund
Supplement dated August 1, 2012 ■ Prospectus dated October 1, 2011

The following replaces the Annual Fund Operating Expenses portion of the Fees and Expenses table on page 2 of the prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	Institutional	A	C
Management Fee	0.63%	0.43%	0.63%	0.63%
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%
Other Expenses	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	0.65%	0.45%	0.90%	1.65%
Fee Waiver1	0.08%	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses After Fee Waiver	0.57%	0.37%	0.82%	1.57%

1
Effective August 1, 2012, the advisor waived 0.08 percentage points of the fund's management fee. The advisor expects this fee waiver to continue until July 31, 2013, and cannot terminate it without approval of the Board of Trustees.

The following replaces the Example table on page 2 of the prospectus:

	1 year	3 years	5 years	10 years
Investor Class	$58	$200	$355	$803
Institutional Class	$38	$137	$244	$560
A Class	$530	$717	$919	$1,501
C Class	$160	$513	$890	$1,946

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses NEW YORK TAX-FREE FUND		INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS	C CLASS
Management Fee		0.63%	0.43%	0.63%	0.63%
Distribution and Service (12b-1) Fees		none	none	0.25%	1.00%
Other Expenses		0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		0.65%	0.45%	0.90%	1.65%
Fee Waiver	[1]	0.08%	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses After Fee Waiver		0.57%	0.37%	0.82%	1.57%
[1]	Effective August 1, 2012, the advisor waived 0.08 percentage points of the fund's management fee. The advisor expects this fee waiver to continue until July 31, 2013, and cannot terminate it without approval of the Board of Trustees.

Expense Example NEW YORK TAX-FREE FUND (USD $)	1 year	3 years	5 years	10 years
INVESTOR CLASS	58	200	355	803
INSTITUTIONAL CLASS	38	137	244	560
A CLASS	530	717	919	1,501
C CLASS	160	513	890	1,946